March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 71.5%
BlackRock Advantage Emerging Markets Fund, Class K	2,535,568	$ 26,014,924
BlackRock Real Estate Securities Fund	899,118	13,621,634
BlackRock Tactical Opportunities Fund, Class K	976,206	14,604,035
Diversified Equity Master Portfolio	$183,353,743	183,353,743
International Tilts Master Portfolio	$42,767,480	42,767,480
iShares Global Infrastructure ETF	150,921	8,250,851
iShares MSCI Canada ETF(b)	25,010	1,019,158
iShares MSCI EAFE Small-Cap ETF(b)	344,318	21,874,523
		311,506,348
Fixed-Income Funds — 19.2%
BlackRock Diversified Fixed Income Fund, Class K	7,302,139	68,859,175
iShares 0-5 Year TIPS Bond ETF	20,442	2,115,134
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	118,225	12,849,875
		83,824,184

Security	Shares	Value
Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	19,119,339	$ 19,128,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	37,523,311	37,523,311
		56,652,209
Total Investments — 103.7% (Cost: $400,505,652)		451,982,741
Liabilities in Excess of Other Assets — (3.7)%		(16,016,646)
Net Assets — 100.0%		$ 435,966,095

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 12,468,325	$ 13,363,827	$ —	$ —	$ 182,772	$ 26,014,924	2,535,568	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	25,019,550	—	(5,891,099)(a)	1,070	(623)	19,128,898	19,119,339	18,356 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	96,316,721	—	(58,793,410)(a)	—	—	37,523,311	37,523,311	644,702	—
BlackRock Diversified Fixed Income Fund, Class K	23,654,521	44,341,575	—	—	863,079	68,859,175	7,302,139	694,377	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(4,887)	—
BlackRock Real Estate Securities Fund	12,251,327	1,095,000	—	—	275,307	13,621,634	899,118	—	—
BlackRock Tactical Opportunities Fund, Class K	14,506,415	—	—	—	97,620	14,604,035	976,206	—	—
Diversified Equity Master Portfolio	168,798,035	23,947,057 (a)(d)	—	1,486,894	(10,878,243)	183,353,743	$183,353,743	621,558	—
International Tilts Master Portfolio	39,157,999	267,661 (a)(d)	—	764,535	2,577,285	42,767,480	$42,767,480	267,661	—
iShares 0-5 Year TIPS Bond ETF	2,056,465	—	—	—	58,669	2,115,134	20,442	2,958	—
iShares Global Infrastructure ETF	7,888,641	—	—	—	362,210	8,250,851	150,921	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,631,159	—	—	—	218,716	12,849,875	118,225	95,020	—
iShares MSCI Canada ETF	1,007,903	—	—	—	11,255	1,019,158	25,010	—	—
iShares MSCI EAFE Small-Cap ETF	11,357,516	11,567,058	(1,799,420)	19,370	729,999	21,874,523	344,318	—	—
				$ 2,271,869	$ (5,501,954)	$ 451,982,741		$ 2,339,745	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	46	06/12/25	$ 8,255	$ (72,797)
U.S. Long Bond	68	06/18/25	8,005	7,598
S&P/TSE 60 Index	34	06/19/25	7,077	212,437
E-mini Russell 2000 Index	84	06/20/25	8,514	59,366
Micro E-mini S&P 500 Index	496	06/20/25	14,020	56,090
MSCI EAFE Index	46	06/20/25	5,557	(133,848)
MSCI Emerging Markets Index	82	06/20/25	4,554	(85,556)
S&P 500 E-Mini Index	29	06/20/25	8,197	107,118
2-Year U.S. Treasury Note	19	06/30/25	3,938	22,376
				172,784
Short Contracts
10-Year U.S. Treasury Note	54	06/18/25	6,017	(84,900)
Ultra U.S. Treasury Bond	178	06/18/25	21,877	(333,353)
NASDAQ 100 E-Mini Index	21	06/20/25	8,165	6,200
				(412,053)
				$ (239,269)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,450,639	USD	3,794,380	Goldman Sachs International	06/18/25	$ 7,772
CAD	13,084,945	USD	9,108,977	Goldman Sachs International	06/18/25	18,569
EUR	752,549	JPY	120,261,000	Morgan Stanley & Co. International PLC	06/18/25	8,537
USD	720,901	AUD	1,148,000	Morgan Stanley & Co. International PLC	06/18/25	3,119
USD	40,255	EUR	37,000	Deutsche Bank AG	06/18/25	74
USD	142,365	JPY	20,729,000	Morgan Stanley & Co. International PLC	06/18/25	2,970
						41,041
AUD	28,493,637	USD	17,970,367	Morgan Stanley & Co. International PLC	06/18/25	(154,841)
JPY	2,651,150,371	EUR	16,727,179	Deutsche Bank AG	06/18/25	(337,261)
JPY	1,311,526,492	USD	8,834,345	Bank of America N.A.	06/18/25	(14,825)
JPY	613,019,365	USD	4,210,032	Goldman Sachs International	06/18/25	(87,708)
						(594,635)
						$ (553,594)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	3,705	$ 11,137	$ —	$ 11,137
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 85,385,125	$ —	$ —	$ 85,385,125
Fixed-Income Funds	83,824,184	—	—	83,824,184
Money Market Funds	56,652,209	—	—	56,652,209
	$225,861,518	$—	$—	225,861,518
Investments Valued at NAV(a)				226,121,223
				$ 451,982,741
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 441,211	$ 11,137	$ —	$ 452,348
Foreign Currency Exchange Contracts	—	41,041	—	41,041
Interest Rate Contracts	29,974	—	—	29,974
Liabilities
Equity Contracts	(219,404)	(72,797)	—	(292,201)
Foreign Currency Exchange Contracts	—	(594,635)	—	(594,635)
Interest Rate Contracts	(418,253)	—	—	(418,253)
	$(166,472)	$(615,254)	$—	$(781,726)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate